PROFORMA CONDENSED COMBINED STATEMENTS OF OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2021		Feb. 28, 2021 [4]	Dec. 31, 2020		Dec. 31, 2019
ProformaCondensedCombinedStatementsOfOperationsLineItems [Line Items]
REVENUE	$ 120,520			$ 493,110		$ 252,271
COST OF SALES	18,860			458,808		212,417
GROSS PROFIT	101,660			34,302		39,854
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	225,460			373,171		395,769
OPERATING LOSS	(123,800)			(338,869)		(355,915)
OTHER INCOME (EXPENSE):
Interest expense	(23,274)			(35,309)
Total other income, net	(23,274)			(35,309)
LOSS BEFORE INCOME TAXES	(147,074)			(374,178)		(355,915)
Income tax expense
NET LOSS	$ (147,074)			$ (374,178)		$ (355,915)
Basic and diluted loss for Membership Units	$ (0.151)			$ (0.38)		$ (0.36)
Weighted average units of common stock outstanding- basic and diluted	975,000			979,041		1,000,000
Accounting Acquiror [Member]
ProformaCondensedCombinedStatementsOfOperationsLineItems [Line Items]
REVENUE	$ 120,520	[1]		$ 493,110	[2]
COST OF SALES	18,860	[1]		458,808	[2]
GROSS PROFIT	101,660	[1]		34,302	[2]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	225,460	[1]		373,171	[2]
CONSULTING FEES - RELATED PARTY		[1]			[2]
TOTAL OPERATING EXPENSES	225,460	[1]		373,171	[2]
OPERATING LOSS	(123,800)	[1]		(338,869)	[2]
OTHER INCOME (EXPENSE):
Interest expense	(23,274)	[1]		(35,309)	[2]
Total other income, net	(23,274)	[1]		(35,309)	[2]
LOSS BEFORE INCOME TAXES	(147,074)	[1]		(374,178)	[2]
Income tax expense		[1]			[2]
NET LOSS	(147,074)	[1]		(374,178)	[2]
Legal Acquiror [Member]
ProformaCondensedCombinedStatementsOfOperationsLineItems [Line Items]
REVENUE		[3]
COST OF SALES		[3]
GROSS PROFIT		[3]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	94,079	[3]	88,298
CONSULTING FEES - RELATED PARTY	5,000	[3]	12,500
TOTAL OPERATING EXPENSES	99,079	[3]	100,798
OPERATING LOSS	(99,079)	[3]	(100,798)
OTHER INCOME (EXPENSE):
Interest expense	(4,001)	[3]	(10,750)
Total other income, net	(4,001)	[3]	(10,750)
LOSS BEFORE INCOME TAXES	(103,080)	[3]	(111,548)
Income tax expense		[3]
NET LOSS	(103,080)	[3]	$ (111,548)
Adjustments [Member]
ProformaCondensedCombinedStatementsOfOperationsLineItems [Line Items]
REVENUE
COST OF SALES
GROSS PROFIT
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(94,079)			(88,298)
CONSULTING FEES - RELATED PARTY	(5,000)			(12,500)
TOTAL OPERATING EXPENSES	(99,079)			(100,798)
OPERATING LOSS	99,079			100,798
OTHER INCOME (EXPENSE):
Interest expense	4,001			10,750
Total other income, net	4,001			10,750
LOSS BEFORE INCOME TAXES	103,080			111,548
Income tax expense
NET LOSS	103,080			111,548
Pro Forma [Member]
ProformaCondensedCombinedStatementsOfOperationsLineItems [Line Items]
REVENUE	120,520			493,110
COST OF SALES	18,860			458,808
GROSS PROFIT	101,660			34,302
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	225,460			373,171
CONSULTING FEES - RELATED PARTY
TOTAL OPERATING EXPENSES	225,460			373,171
OPERATING LOSS	(123,800)			(338,869)
OTHER INCOME (EXPENSE):
Interest expense	(23,274)			(35,309)
Total other income, net	(23,274)			(35,309)
LOSS BEFORE INCOME TAXES	(147,074)			(374,178)
Income tax expense
NET LOSS	$ (147,074)			$ (374,178)
Basic and diluted loss for Membership Units	$ 0.00			$ (0.01)
Weighted average units of common stock outstanding- basic and diluted	41,437,391			41,213,836

[1]	Derived from the E-Waste unaudited financial statements and accompanying notes as of and for the three months ended May 31, 2021, as contained in its Quarterly Report on Form 10-Q filed with the SEC on July 15, 2021
[2]	Derived from the EW's audited consolidated financial statements and accompanying notes as of and for the year ended February 28, 2021, as contained in its Form 10-K filed on June 11, 2021 with the SEC.
[3]	Derived from the EZRaider unaudited financial statements as of and for the five months ended May 31, 2021.
[4]	Derived from the EZ's audited financial statements and accompanying notes as of and for the year ended December 31, 2020.